Earnings (Loss) Per Share (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
18. Earnings (Loss) Per Share

The Company analyzed the calculation of earnings (loss) per share for periods prior to the Transaction as described in Note 3, and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, earnings (loss) per share information has not been presented for periods prior to the Transaction on November 17, 2020.

The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the three months ended March 31, 2021:

Three Months Ended
March 31, 2021
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$2,547
Exercise of private warrants	(431)
Exercise of public warrants	(2,787)
Exchange of Partnership units	(9,479)
Net loss attributable to common stockholders, diluted	(10,150)

Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic	42,084,366
Exercise of private warrants - incremental shares under the treasury stock method	307,858
Exercise of public warrants - incremental shares under the treasury stock method	2,244,583
Exchange of Partnership units	144,235,246
Weighted-average shares, diluted	188,872,053

Basic EPS
Net income attributable to common stockholders, basic	$2,547
Weighted-average shares, basic	42,084,366
Net income per share attributable to common stockholders, basic	$0.06

Diluted EPS
Net loss attributable to common stockholders, diluted	$(10,150)
Weighted-average shares, diluted	188,872,053
Net loss per share attributable to common stockholders, diluted	$(0.05)

Shares of the Company’s Class C common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, a separate presentation of basic and diluted earnings (loss) per share of Class C common stock under the two-class method has not been presented.

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

As of March 31, 2021
Unvested restricted stock units	2,806,690

21. Earnings (Loss) Per Share (as restated)

The Company calculates earnings (loss) per share in accordance with ASC 260, Earnings Per Share, which requires a dual presentation of basic and diluted earnings (loss) per share. Basic earnings (loss) per share is calculated by dividing net income attributable to GCMG by the weighted-average shares of common stock outstanding without the consideration for potential dilutive shares of common stock. Diluted earnings (loss) per share represents basic earnings (loss) per share adjusted to include the potentially dilutive effect of outstanding share option awards, non-vested share awards, common stock warrants, and performance shares. Diluted earnings (loss) per share is computed by dividing the net income by the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted method, as applicable. During periods of net loss, diluted loss per share is equal to basic loss per share because the antidilutive effect of potential common shares is disregarded.

The Company analyzed the calculation of earnings (loss) per share for periods prior to the Transaction as described in Note 3, and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, earnings (loss) per share information has not been presented for periods prior to the Transaction on November 17, 2020. The basic and diluted earnings (loss) per share for the year ended December 31, 2020 represents only the period of November 17, 2020 to December 31, 2020.

The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the period November 17, 2020 through December 31, 2020:

November 17, 2020 through December 31, 2020 (As Restated)
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$4,049
Exchange of Partnership units	(111,042)
Net loss attributable to common stockholders, diluted	(106,993)

Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic	39,984,515
Exchange of Partnership units	144,235,246
Weighted-average shares, diluted	184,219,761

Basic EPS
Net income attributable to common stockholders, basic	$4,049
Weighted-average shares, basic	39,984,515
Net income per share attributable to common stockholders, basic	$0.10

Diluted EPS
Net loss attributable to common stockholders, diluted	$(106,993)
Weighted-average shares, diluted	184,219,761
Net loss per share attributable to common stockholders, diluted	$(0.58)

Shares of the Company’s Class C common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of Class C common stock under the two-class method has not been presented.

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

As of December 31, 2020
Warrants	22,973,567